UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (89.7%)(a)
		Shares	Value

Aerospace and defense (33.4%)

Airbus Group SE (France)		30,283	$1,928,875

General Dynamics Corp.		15,340	2,689,869

Northrop Grumman Corp.		16,448	4,106,243

Raytheon Co.		9,458	1,414,349

Saab AB Class B (Sweden)		23,584	873,338

TransDigm Group, Inc.(S)		3,388	851,845

United Technologies Corp.		26,472	2,851,564

			14,716,083
Air freight and logistics (3.9%)

United Parcel Service, Inc. Class B		14,808	1,716,543

			1,716,543
Building products (11.9%)

Daikin Industries, Ltd. (Japan)		13,300	1,245,658

Johnson Controls International PLC		89,103	4,007,853

			5,253,511
Chemicals (2.0%)

CF Industries Holdings, Inc.(S)		29,887	864,930

			864,930
Commercial services and supplies (4.9%)

Stericycle, Inc.(NON)(S)		10,892	794,789

Waste Connections, Inc. (Canada)		17,821	1,362,237

			2,157,026
Distributors (2.4%)

LKQ Corp.(NON)		32,178	1,056,404

			1,056,404
Electrical equipment (1.7%)

Gamesa Corp Tecnologica SA (Spain)		36,787	763,983

			763,983
Food products (3.4%)

Orkla ASA (Norway)		168,965	1,504,416

			1,504,416
Industrial conglomerates (4.8%)

Siemens AG (Germany)		18,904	2,134,377

			2,134,377
Machinery (11.1%)

Fortive Corp.		31,689	1,742,578

KION Group AG (Germany)		15,657	886,981

Komatsu, Ltd. (Japan)		99,500	2,290,400

			4,919,959
Oil, gas, and consumable fuels (2.7%)

Cheniere Energy, Inc.(NON)		29,616	1,210,110

			1,210,110
Road and rail (3.5%)

Norfolk Southern Corp.		14,437	1,536,963

			1,536,963
Trading companies and distributors (4.0%)

United Rentals, Inc.(NON)		17,626	1,782,165

			1,782,165

Total common stocks (cost $35,526,886)			$39,616,470

SHORT-TERM INVESTMENTS (15.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.73%(d)(AFF)	Shares	1,825,750	$1,825,750

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	4,705,808	4,705,808

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)		$111,000	110,949

Total short-term investments (cost $6,642,500)			$6,642,507

TOTAL INVESTMENTS

Total investments (cost $42,169,386)(b)			$46,258,977

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $22,333,903) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$299,242	$313,180	$(13,938)
	British Pound	Buy	12/21/16	160,495	175,940	(15,445)
	Canadian Dollar	Buy	1/18/17	81,934	83,933	(1,999)
	Hong Kong Dollar	Buy	2/16/17	353,270	353,408	(138)
	Japanese Yen	Buy	2/16/17	2,038,143	2,204,782	(166,639)
	New Zealand Dollar	Buy	1/18/17	29,133	29,850	(717)
	Norwegian Krone	Sell	12/21/16	637,224	634,439	(2,785)
	Swedish Krona	Buy	12/21/16	56,264	60,638	(4,374)
	Swedish Krona	Sell	12/21/16	56,264	58,927	2,663
Barclays Bank PLC
	British Pound	Buy	12/21/16	98,650	95,871	2,779
	British Pound	Sell	12/21/16	98,650	104,624	5,974
	Euro	Buy	12/21/16	248,359	261,916	(13,557)
	Euro	Sell	12/21/16	248,359	258,003	9,644
	Hong Kong Dollar	Buy	2/16/17	294,548	294,688	(140)
	Swedish Krona	Buy	12/21/16	51,119	55,096	(3,977)
	Swedish Krona	Sell	12/21/16	51,119	53,532	2,413
	Swiss Franc	Buy	12/21/16	368,853	379,935	(11,082)
Citibank, N.A.
	British Pound	Buy	12/21/16	595,032	624,811	(29,779)
	Canadian Dollar	Buy	1/18/17	261,370	271,296	(9,926)
	Danish Krone	Buy	12/21/16	490,263	513,153	(22,890)
	Euro	Buy	12/21/16	1,580,543	1,662,381	(81,838)
	Euro	Sell	12/21/16	1,580,543	1,675,277	94,734
	Japanese Yen	Sell	2/16/17	617,839	626,925	9,086
Credit Suisse International
	Euro	Buy	12/21/16	156,272	164,831	(8,559)
	Euro	Sell	12/21/16	156,272	162,328	6,056
	Swedish Krona	Buy	12/21/16	336,348	352,272	(15,924)
	Swedish Krona	Sell	12/21/16	336,348	362,255	25,907
	Swiss Franc	Buy	12/21/16	18,123	18,784	(661)
	Swiss Franc	Sell	12/21/16	18,123	18,668	545
Goldman Sachs International
	Australian Dollar	Buy	1/18/17	219,582	223,277	(3,695)
	British Pound	Buy	12/21/16	256,015	254,804	1,211
	Euro	Sell	12/21/16	267,031	276,804	9,773
	Japanese Yen	Buy	2/16/17	767,474	861,468	(93,994)
HSBC Bank USA, National Association
	British Pound	Buy	12/21/16	551,466	614,560	(63,094)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	73,538	76,227	(2,689)
	Australian Dollar	Sell	1/18/17	73,538	75,786	2,248
	British Pound	Buy	12/21/16	319,738	319,002	736
	Canadian Dollar	Buy	1/18/17	147,035	156,544	(9,509)
	Euro	Sell	12/21/16	260,984	257,281	(3,703)
	Japanese Yen	Buy	2/16/17	1,035,149	1,093,315	(58,166)
	Norwegian Krone	Sell	12/21/16	852,028	885,119	33,091
	Singapore Dollar	Buy	2/16/17	214,195	221,170	(6,975)
	Swedish Krona	Buy	12/21/16	323,082	326,217	(3,135)
	Swiss Franc	Buy	12/21/16	484,975	504,977	(20,002)
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	1/18/17	11,322	11,590	(268)
	Canadian Dollar	Sell	1/18/17	11,322	11,686	364
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	58,713	60,871	(2,158)
	Australian Dollar	Sell	1/18/17	58,713	60,506	1,793
	British Pound	Buy	12/21/16	427,151	453,337	(26,186)
	Canadian Dollar	Sell	1/18/17	755,284	758,041	2,757
	Euro	Buy	12/21/16	727,465	733,573	(6,108)
	Japanese Yen	Buy	2/16/17	45,246	49,353	(4,107)
	Swedish Krona	Buy	12/21/16	117,457	126,574	(9,117)
	Swedish Krona	Sell	12/21/16	117,457	123,004	5,547
	Swiss Franc	Buy	12/21/16	159,065	161,597	(2,532)
UBS AG
	Australian Dollar	Buy	1/18/17	79,808	82,712	(2,904)
	Australian Dollar	Sell	1/18/17	79,808	82,247	2,439
	Euro	Buy	12/21/16	228,944	243,047	(14,103)
	Euro	Sell	12/21/16	228,944	237,813	8,869
	Swedish Krona	Buy	12/21/16	23,122	24,996	(1,874)
	Swedish Krona	Sell	12/21/16	23,122	24,214	1,092
	Swiss Franc	Buy	12/21/16	101,447	105,177	(3,730)
	Swiss Franc	Sell	12/21/16	101,447	104,492	3,045
WestPac Banking Corp.
	Canadian Dollar	Buy	1/18/17	418,833	428,494	(9,661)
	Canadian Dollar	Sell	1/18/17	418,831	432,285	13,454

Total						$(505,858)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $44,147,721.
(b)	The aggregate identified cost on a tax basis is $42,417,749, resulting in gross unrealized appreciation and depreciation of $4,208,971 and $367,743, respectively, or net unrealized appreciation of $3,841,228.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$1,980,000	$5,800,425	$5,954,675	$1,241	$1,825,750
	Putnam Short Term Investment Fund**	3,638,748	20,345,420	19,278,360	4,878	4,705,808
	Totals	$5,618,748	$26,145,845	$25,233,035	$6,119	$6,531,558
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,825,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,779,980.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $508,283 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.7%
	Japan	8.0
	Germany	6.8
	France	4.3
	Norway	3.4
	Canada	3.1
	Sweden	2.0
	Spain	1.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $517,111 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,956 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,056,404	$—	$—
Consumer staples	—	1,504,416	—
Energy	1,210,110	—	—
Industrials	28,393,056	6,587,554	—
Materials	864,930	—	—
Total common stocks	31,524,500	8,091,970	—
Short-term investments	4,705,808	1,936,699	—

Totals by level	$36,230,308	$10,028,669	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(505,858)	$—

Totals by level	$—	$(505,858)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	246,220	752,078

Total	$246,220	$752,078

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$29,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2,663	$20,810	$103,820	$32,508	$10,984	$-	$36,075	$364	$10,097	$15,445	$13,454	$246,220

	Total Assets	$2,663	$20,810	$103,820	$32,508	$10,984	$—	$36,075	$364	$10,097	$15,445	$13,454	$246,220

	Liabilities:
	Forward currency contracts#	206,035	28,756	144,433	25,144	97,689	63,094	104,179	268	50,208	22,611	9,661	752,078

	Total Liabilities	$206,035	$28,756	$144,433	$25,144	$97,689	$63,094	$104,179	$268	$50,208	$22,611	$9,661	$752,078

	Total Financial and Derivative Net Assets	$(203,372)	$(7,946)	$(40,613)	$7,364	$(86,705)	$(63,094)	$(68,104)	$96	$(40,111)	$(7,166)	$3,793	$(505,858)
	Total collateral received (pledged)##†	$(110,956)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(92,416)	$(7,946)	$(40,613)	$7,364	$(86,705)	$(63,094)	$(68,104)	$96	$(40,111)	$(7,166)	$3,793

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017